Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Interest received		$ 110,106	$ 98,910	$ 55,664
Interest paid, classified as operating activities		81,680	65,980	22,856
Dividends received from BoCom		2,812	1,869	1,638
Repayment of securities		(2,000)	(2,100)	(1,800)
Foreign exchange gain (loss)		1,600	(600)	1,100
Adjustments for fair value losses (gains)		1,000	(800)	3,100
Restricted cash and cash equivalents		50,400	61,800	59,300
– cash and cash equivalents held for sale	[1]	2,039	15,935	8,087
Cash and balances with central banks
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		1,900	5,600	6,500
Loans and advances to banks
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		100	10,500	200
Reverse repurchase agreements with banks | Due not more than 1 month
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		0	200	1,300
Items in course of transmission to other banks
Condensed Cash Flow Statements, Captions [Line Items]
– cash and cash equivalents held for sale		0	$ 400	$ 200
Banking business in Canada
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from losing control of subsidiaries or other businesses		9,300
Retail banking operations in France
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from losing control of subsidiaries or other businesses		10,600
Argentina business
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from losing control of subsidiaries or other businesses		$ 1,800

[1]	Includes $1.9bn (2023: $5.6bn, 2022: $6.5bn) of cash and balances at central banks and $0.1bn (2023: $10.5bn, 2022: $0.2bn) of loans and advances to banks of one month or less. There is nil balance in 2024 for reverse repurchase agreements with banks of one month or less (2023: $0.2bn, 2022: $1.3bn) and cash collateral, net settlement accounts and items in course of collection from/transmission to other banks (2023: $(0.4)bn, 2022: $(0.2)bn).